    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2000

                                      SECURITIES ACT REGISTRATION NOS. 333-82621
                               INVESTMENT COMPANY ACT REGISTRATION NO. 811-09439
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 3                      [X]

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]
                        (CHECK APPROPRIATE BOX OR BOXES)

                                AMENDMENT NO. 4                              [X]

                            ------------------------

                                  TARGET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-7910

                              WILLIAM HEALEY, ESQ.
                              100 MULBERRY STREET
                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                   COPIES TO:

                             PAUL H. DYKSTRA, ESQ.
                           GARDNER, CARTON & DOUGLAS
                              321 N. CLARK STREET
                          CHICAGO, ILLINOIS 60610-4795
                            ------------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE

                            (CHECK APPROPRIATE BOX):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on October 20, 2000 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered..........  Shares of Beneficial Interest, $.001 par value per share

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

     Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A (File No. 333-82621) filed on August 1,
2000 and Post Effective Amendment No. 2 to its Registration Statement on Form N-1A (File No. 333-82621) filed on September 28, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and State of New Jersey, on the 5th day of October, 2000.


                                          TARGET FUNDS

                                          /s/     JOHN R. STRANGFELD
                                          --------------------------------------
                                             (John R. Strangfeld, President)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                     SIGNATURE                                  TITLE                     DATE
                     ---------                                  -----                     ----
              /s/ JOHN R. STRANGFELD                 President and Trustee         October 5, 2000
---------------------------------------------------
                John R. Strangfeld

               /s/ EUGENE C. DORSEY                  Trustee                       October 5, 2000
---------------------------------------------------
                 Eugene C. Dorsey

            /s/ DOUGLAS H. MCCORKINDALE              Trustee                       October 5, 2000
---------------------------------------------------
              Douglas H. McCorkindale

               /s/ THOMAS T. MOONEY                  Trustee                       October 5, 2000
---------------------------------------------------
                 Thomas T. Mooney

                /s/ GRACE C. TORRES                  Treasurer and Principal       October 5, 2000
---------------------------------------------------  Financial and Accounting
                  Grace C. Torres                    Officer

               /s/ ROBERT E. LABLANC                 Trustee                       October 5, 2000
---------------------------------------------------
                 Robert E. LaBlanc

                /s/ ROBERT F. GUNIA                  Trustee and Vice President    October 5, 2000
---------------------------------------------------
                  Robert F. Gunia

               /s/ STEPHEN STONEBURN                 Trustee                       October 5, 2000
---------------------------------------------------
                 Stephen Stoneburn

                     SIGNATURE                                  TITLE                     DATE
                     ---------                                  -----                     ----

               /s/ CLAY T. WHITEHEAD                 Trustee                       October 5, 2000
---------------------------------------------------
                 Clay T. Whitehead

             /s/ DAVID R. ODENATH, JR.               Trustee                       October 5, 2000
---------------------------------------------------
               David R. Odenath, Jr.

                /s/ MAURICE HOLMES                   Trustee                       October 5, 2000
---------------------------------------------------
                  Maurice Holmes

                /s/ SAUL K. FENSTER                  Trustee                       October 5, 2000
---------------------------------------------------
                  Saul K. Fenster

            /s/ W. SCOTT MCDONALD, JR.               Trustee                       October 5, 2000
---------------------------------------------------
              W. Scott McDonald, Jr.

                 /s/ JOSEPH WEBER                    Trustee                       October 5, 2000
---------------------------------------------------
                   Joseph Weber

                                 EXHIBIT INDEX

(a)  (1)         Certificate of Trust.(1)
     (2)         Agreement and Declaration of Trust.(1)
(b)              By-Laws.(1)
(c)              Not Applicable.
(d)  (1)         Management Agreement between the Registrant and Prudential
                 Investments Fund Management LLC (PIFM).(2)
     (2) (i)     Subadvisory Agreement between PIFM and J. P. Morgan.*
         (ii)    Subadvisory Agreement between PIFM and Sawgrass Asset
                 Management, L.L.C.(*)
         (iii)   Subadvisory Agreement between PIFM and Lazard Asset
                 Management.(*)
         (iv)    Subadvisory Agreement between PIFM and Columbus Circle
                 Investors.(*)
         (v)     Subadvisory Agreement between PIFM and Pacific Investment
                 Management Company.(*)
         (vi)    Subadvisory Agreement between PIFM and Hotchkis and
                 Wiley.(*)
         (vii)   Subadvisory Agreement between PIFM and Fleming Asset
                 Management USA.(*)
         (viii)  Subadvisory Agreement between PIFM and Wood, Struthers &
                 Winthrop Management Corp.(*)
         (ix)    Subadvisory Agreement between PIFM and Oak Associates,
                 Ltd.(*)
         (x)     Subadvisory Agreement between PIFM and Lazard Asset
                 Management.(*)
(e)  (1)         Distribution Agreement between the Registrant and Prudential
                 Investment Management Services LLC.(*)
     (2)         Form of Selected Dealer Agreement.(2)
(g)  (1)         Custodian Contract between the Registrant and State Street
                 Bank and Trust Company.(*)
     (2)         Amendment to Custodian Contract.(2)
(h)              Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.(*)
(i)              Consent of counsel.*
(j)              Consent of Independent Accountants.*
(l)              Not Applicable.
(m)  (1)         Distribution and Service Plan for Class A Shares.(2)
                 Distribution and Service Plan for Class B Shares.(2)
     (3)         Distribution and Service Plan for Class C Shares.(2)
(n)              Rule 18f-3 Plan.(2)
(p)  (1)         Code of Ethics of Registrant.*
     (2)         Code of Ethics of Prudential Investments Fund Management LLC
                 and Prudential Investment Management Services LLC.*
     (3)         Code of Ethics of J. P. Morgan Investment Management, Inc.*
     (4)         Code of Ethics of Sawgrass Asset Management, L.L.C.*
     (5)         Code of Ethics of Lazard Asset Management.*
     (6)         Code of Ethics of Columbus Circle Investors.*
     (7)         Code of Ethics of Pacific Investment Management Company.*
     (8)         Code of Ethics of Hotchkis and Wiley.*
     (9)         Code of Ethics of Fleming Asset Management USA.*
    (10)         Code of Ethics of Oak Associates, Ltd.*
    (11)         Code of Ethics of DLJ Asset Management, Inc.*

---------------
(1) Incorporated by reference to the Registration Statement on Form N-1A filed via EDGAR on July 9, 1999. (File No. 333-82621).

(2) Incorporated by reference to the Post Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 1, 2000. (File No. 333-82621).

 *  To be filed by amendment.